Net Gain From Measurement Of Financial Instruments At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Net gain from measurement of financial instruments at fair value through profit or loss
34	NET GAIN FROM MEASUREMENT OF FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Composition	12/31/2022	12/31/2021	12/31/2020
For measurement of financial assets at fair value through profit or loss
Gain from government securities	18,344,550	32,948,560	29,628,460
Gain from private securities	19,736,146	2,421,028	2,492,791
(Loss) / Gain from derivative financial instruments
Forward transactions	752,927		223,311
Put options		(2,037,074)	1,226,165
(Loss) / Gain from other financial assets	(26,383)	(28,187)	7,816
Gain / (Loss) from equity instruments at fair value through profit or loss	6,750,429	(2,022,949)	7,419,946
(Loss) / Gain from sales or derecognition of financial assets at fair value	(398,793)	1,392,532	102,226
For measurement of financial liabilities at fair value through profit or loss
Loss from derivative financial instruments
Forwards transactions		(182,453)

Total	45,158,876	32,491,457	41,100,715